CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 1,396.6	$ 1,619.4	$ 1,590.2
Direct issuance costs for borrowings	13.2	17.0	13.9
Borrowing costs capitalized	6.8	7.3	9.0
Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	1,016.3	1,243.3	1,073.5
Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	128.5	212.4	162.6
Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	20.6	46.0	40.3
Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations			190.4
Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	15.5	23.0	35.7
Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	89.7	94.7	87.7
Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	558.8	332.8	521.2
Less than one year | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	291.8	167.9	174.9
Less than one year | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	38.8	51.1	41.0
Less than one year | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	5.5	9.9	6.3
Less than one year | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations			190.4
Less than one year | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	10.0	11.9	23.6
Less than one year | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	86.7	92.0	85.0
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	141.2	222.6	185.8
Due between one and two years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	100.3	166.2	148.0
Due between one and two years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	34.5	46.5	32.5
Due between one and two years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	4.4	8.8	5.3
Due between one and two years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations			0.0
Due between one and two years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	2.0	1.1	0.0
Due between one and two years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	132.4	192.8	183.2
Due between two and three years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	94.7	132.8	148.4
Due between two and three years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	30.5	43.7	26.7
Due between two and three years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	5.3	8.4	6.1
Due between two and three years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations			0.0
Due between two and three years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	1.9	7.9	2.0
Due between two and three years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	409.9	168.5	150.8
Due between three and four years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	385.6	118.1	112.0
Due between three and four years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	20.0	39.8	24.5
Due between three and four years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	2.7	8.5	6.2
Due between three and four years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations			0.0
Due between three and four years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	1.6	2.1	8.1
Due between three and four years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	84.0	519.9	149.0
Due between four and five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	78.8	488.2	120.0
Due between four and five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	4.0	26.0	19.5
Due between four and five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	1.2	5.7	7.5
Due between four and five years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations			0.0
Due between four and five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	2.0
Due between four and five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	70.3	182.8	400.2
Due in more than five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	65.1	170.1	370.2
Due in more than five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.7	5.3	18.4
Due in more than five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	1.5	4.7	8.9
Due in more than five years | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations			0.0
Due in more than five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	0.0	0.0
Due in more than five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 3.0	$ 2.7	$ 2.7